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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Lipsky
Title:         Senior Portfolio Manager
Phone:         (212) 651-9500

Signature, Place, and Date of Signing:

/s/ Michael Lipsky            New York, NY                May 14, 2012
--------------------        ----------------            ----------------
     [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                      0
                                                 ---------

Form 13F Information Table Entry Total:                10
                                                 ---------

Form 13F Information Table Value Total:           $33,999
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number            Name
     ------            ----------------------          -------------

     None.

                                         MatlinPatterson Capital Management L.P.
                                                Form 13F Information Table
                                               Quarter ended March 31, 2012


      COLUMN 1                   COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7   COLUMN 8
                                                           VALUE     SHRS or   SH/  PUT/   INV   OTHR   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISC  MNGR SOLE   SHARED  NONE
----------------------------  --------------  ---------  ---------  ---------  ---  ----   ----  ---- ----   ------  ----
COMSTOCK RES INC                  COM NEW     205768203    $5,335    337,000   SH   PUT    SOLE         X
DISH NETWORK CORP                  CL A       25470M109    $1,647     50,000   SH          SOLE         X
DISH NETWORK CORP                  CL A       25470M109    $1,647     50,000   SH   PUT    SOLE         X
DOLLAR THRIFTY AUTOMOTIVE GP        COM       256743105    $2,832     35,000   SH   PUT    SOLE         X
DYNEGY INC DEL                      COM       26817G300      $160    286,427   SH          SOLE         X
RADIOSHACK CORP                     COM       750438103    $1,555    250,000   SH   PUT    SOLE         X
SPDR S&P 500 ETF TR               TR UNIT     78462F103   $13,377     95,000   SH   PUT    SOLE         X
SPDR SERIES TRUST              S&P HOMEBUILD  78464A888    $2,135    100,000   SH   CALL   SOLE         X
UNITED STATES OIL FUND LP          UNITS      91232N108    $2,942     75,000   SH   CALL   SOLE         X
DELPHI AUTOMOTIVE PLC               SHS       G27823106    $2,370     75,000   SH   CALL   SOLE         X

Total (in thousands)                                      $33,999
